Subsequent Events	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Subsequent Events
(28)	Subsequent Events
On Jan. 25, 2021, the Atotech Group commenced its initial public offering (“IPO”). In connection with the consummation of the IPO, Atotech Limited issued 64,997,558 additional common shares on a pro rata basis to all existing common shareholders (an additional 2.4851 shares for each existing share), increasing the number of common shares from 26,154,998 to 91,152,556. The effect of this share issuance has been reflected on a retrospective basis in these financial statements.
On Feb. 3, 2021, all outstanding preferred shares of Atotech Limited were converted to common shares with all accrued interest on the preferred shares capitalized and paid out as additional common shares substantially concurrently with the reduction in number of preferred shares to an amount that allowed for a one for one exchange of preferred shares for common shares based on the IPO offering price of $17.00 per common share. The number of common shares issued per preferred share was 0.0799 common shares per preferred share, resulting in the issuance of 74,243,600 additional common shares.
On Feb. 4, 2021, Atotech Limited has priced its initial public offering of 29,268,000 of its common shares at $17.00 per share on the New York Stock Exchange under the ticker symbol “ATC”. The offering was closed on Feb. 8, 2021, subject to customary closing conditions. The proceeds from the offering were approximately $472.7 million, after deducting the underwriting discount and before deducting offering expenses. Following the consummation of the IPO, the number of common shares outstanding amounted to 194,664,156.
On Feb. 11, 2021, the IPO proceeds were used to repay borrowings (Opco Notes and Holdco Notes) in the amount of $644.0 million. For this purpose, on Feb. 10, 2021 the Group elected to draw down an additional $100.0 million from the existing revolving credit facility. Due to the repayment of the borrowings, an early repayment fee in the amount of $7.0 million was incurred. Moreover, the early repayment led to the derecognition of capitalized acquisition costs and embedded derivatives connected with the borrowings. In total, the Group recorded an impact of $(73.3) million in the first quarter of 2021 in the consolidated statement of profit or loss, whereby only the early repayment fee is cash-effective.